UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      12/31

Date of reporting period:   6/30/13

Item 1. Proxy Voting Records.

Franklin LifeSmart 2015 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2025 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2035 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LifeSmart 2045 Retirement Target Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Conservative Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Corefolio Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Founding Funds Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Growth Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Moderate Allocation Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Templeton Multi-Asset Real Return Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Templeton Fund Allocator Series

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 23, 2013

* Print the name and title of each signing officer under his or her signature.